Right of use assets	12 Months Ended
Mar. 31, 2023
Presentation of leases for lessee [abstract]
Right of use assets

7.	Right of use assets

Following are the changes in the carrying value of right of use assets for the year ended March 31, 2023:

Particulars		Category of ROU asset
	Land	Building	P&M	IRU	Total
Balance as of April 1, 2022	1,783,510	1,594,112	480,501	554,591	4,412,714
Additions	1,085,331	681,500	7,468	85,387	1,859,686
Adjustments	-	-	-	-	-
Depreciation	(18,496)	(347,964)	(138,095)	(78,422)	(582,977)
Balance as of March 31, 202 3	2,850,345	1,927,648	349,874	561,556	5,689,423

Following are the changes in the carrying value of right of use assets for the year ended March 31, 202
2
:

Particulars		Category of ROU asset
	Land	Building	P&M	IRU	Total
Balance as of April 1, 2021	1,807,260	1,716,152	486,056	530,134	4,539,602
Additions	-	204,110	133,200	106,122	443,432
Deletions		(10,399)			(10,399)
Depreciation	(23,750)	(314,359)	(138,755)	(83,254)	(560,118)
Translation difference		(1,392)		1,589	197
Balance as of March 31, 202 2	1,783,510	1,594,112	480,501	554,591	4,412,714

Particulars	March 31, 2023	March 31, 2022
Current lease liabilities	585,003	492,042
Non-current lease liabilities	1,866,176	1,715,361
Total	2,451,179	2,207,403

The following is the movement in lease liabilities during the Year ended

Particulars	March 31, 2023	March 31, 2022
Balance as of April 1,	2,207,403	2,202,649
Additions	596,842	326,600
Finance cost accrued during the period	278,697	191,136
Deletions	-	(12,247)
Payment of lease liabilities	(640,714)	(507,498)
Fair value adjustment	4,575	4,262
Translation difference	4,376	2,501
Balance as of March 31,	2,451,179	2,207,403

The table below provides details regarding the contractual maturities of lease liabilities as of
March 31, 2023 and March 31, 202
2
on an undiscounted basis (including finance expenses):

Particulars	March 31, 2023	March 31, 2022
Less than one year	585,790	507,037
One to five years	1,343,804	1,163,309
More than five years	3,773,736	2,611,603
Total	5,703,330	4,281,949